Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	26.50%	26.50%
Approved and Privileged enterprise benefits	7.00%	(0.40%)	3.70%
Goodwill impairment		(15.30%)	(17.30%)
Revaluation of obligations in connection with acquisitions		0.20%	3.10%
Stock compensation expense	(2.40%)	(0.40%)	(3.70%)
Tax contingencies	(4.70%)	(0.30%)	1.60%
Non-deductible acquisition expenses	(0.20%)	(0.10%)	(0.10%)
Earning taxed under foreign law	34.40%	1.40%	9.60%
Valuation allowance	(57.00%)	(11.00%)
Changes to the prior year's tax assessment	7.90%
Other	0.90%	0.10%	(0.60%)
Effective income tax rate	10.90%	0.70%	22.80%